1940 Act
Rule 30b2-1
VIA EDGAR

March 11, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account II
File No. 811-22146, CIK 0001418970
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, provided to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	2/28/2014
AllianceBernstein Variable Products Series (VPS) Fund, Inc.	0000825316	2/24/2014
ALPS Variable Investment Trust	0001382990	3/3/2014
Dreyfus Investment Portfolios	0001056707	2/14/2014
Dreyfus Stock Index Fund Inc.	0000846800	2/14/2014
Dreyfus Variable Investment Fund	0000813383	2/14/2014
Franklin Templeton Variable Insurance Products Trust	0000837274	3/5/2014
Janus Aspen Series	0000906185	2/28/2014
Lazard Retirement Series, Inc.	0001033669	3/11/2014
Northern Lights Variable Trust	0001352621	3/10/2014
Oppenheimer Variable Account Funds	0000752737	2/26/2014
PIMCO Variable Insurance Trust	0001047304	2/28/2014
Pioneer Variable Contracts Trust	0000930709	2/27/2014
Royce Capital Fund	0001006387	2/28/2014
T. Rowe Price Equity Series, Inc.	0000918294	2/26/2014
T. Rowe Price Fixed Income Series, Inc.	0000920467	2/19/2014
Third Avenue Variable Series Trust	0001089107	2/26/2014
Van Eck VIP Trust	0000811976	3/7/2014
Vanguard Variable Insurance Funds	0000857490	2/28/2014
Variable Insurance Products Fund	0000356494	2/21/2014
Variable Insurance Products Fund II	0000831016	2/21/2014
Variable Insurance Products III	0000927384	2/21/2014
Virtus Variable Insurance Trust	0000792359	3/10/2014
Wanger Advisors Trust	0000929521	3/3/2014

/s/ Lois L. McGuire

Lois L. McGuire

Assistant Vice President

Phoenix Life Insurance Company